STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.4%
Banks - 4.6%
Citigroup	134,218		8,517,474
First Republic Bank	70,632		7,103,460
			15,620,934
Capital Goods - 4.1%
Acuity Brands	20,639		2,122,928
Ferguson	52,610		4,595,399
General Electric	665,411		7,239,672
			13,957,999
Consumer Durables & Apparel - 5.8%
Lennar, Cl. A	93,790		5,659,289
NIKE, Cl. B	107,573		9,614,875
PulteGroup	114,181		4,590,076
			19,864,240
Diversified Financials - 4.0%
Redwood Trust	237,130	[a]	4,050,180
The Goldman Sachs Group	47,862		9,609,254
			13,659,434
Food & Staples Retailing - 2.1%
Costco Wholesale	25,266		7,103,283
Food, Beverage & Tobacco - 3.2%
PepsiCo	81,832		10,804,279
Health Care Equipment & Services - 6.2%
Abbott Laboratories	121,972		9,395,503
Medtronic	116,156		11,693,425
			21,088,928
Insurance - 3.3%
Intact Financial	103,162		11,182,000
Materials - 4.5%
Albemarle	85,138		6,968,545
Ecolab	18,435		3,326,596
International Flavors & Fragrances	42,983		5,148,504
			15,443,645
Media & Entertainment - 7.1%
Alphabet, Cl. A	18,050	[b]	24,173,462
Pharmaceuticals Biotechnology & Life Sciences - 5.4%
Gilead Sciences	126,700		8,787,912
Merck & Co.	126,612		9,693,415
			18,481,327

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.4% (continued)
Retailing - 9.9%
Amazon.com		8,595	[b]	16,190,831
Dollar General		47,525		7,143,007
eBay		184,486		6,390,595
The TJX Companies		63,485		3,796,403
				33,520,836
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials		163,613		9,509,188
Qualcomm		97,773		7,655,626
				17,164,814
Software & Services - 16.4%
Accenture, Cl. A		70,085		12,656,650
Fidelity National Information Services		38,857		5,429,100
Intuit		24,090		6,404,327
Mastercard, Cl. A		24,468		7,101,837
Microsoft		148,311		24,027,865
				55,619,779
Technology Hardware & Equipment - 8.9%
Apple		84,723		23,159,879
Cisco Systems		175,289		6,999,290
				30,159,169
Telecommunication Services - 2.5%
Verizon Communications		159,396		8,632,887
Utilities - 3.3%
CMS Energy		81,645		4,932,991
Eversource Energy		72,884		6,301,551
				11,234,542
Total Common Stocks (cost $255,680,318)				327,711,558
	1-Day Yield (%)
Investment Companies - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,334,192)	1.59	12,334,192	[c]	12,334,192
Total Investments (cost $268,014,510)		100.0%		340,045,750
Liabilities, Less Cash and Receivables		(.0%)		(62,537)
Net Assets		100.0%		339,983,213

a Investment in real estate investment trust within the United States.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	323,116,159	4,595,399	††	-	327,711,558
Investment Companies	12,334,192	-		-	12,334,192

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2020, accumulated net unrealized appreciation on investments was $72,031,240, consisting of $76,239,902 gross unrealized appreciation and $4,208,662 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.